Acquisitions and Deconsolidation of Subsidiary (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Business acquisition financial information
Revenues	$ 51,407,544	$ 17,089,549
Income	(24,354,104)	(1,229,647)
ADEX Entities [Member]
Business acquisition financial information
Revenues		10,577,197
Income		807,832
TNS [Member]
Business acquisition financial information
Revenues		1,042,367
Income		78,404
ERFS [Member]
Business acquisition financial information
Revenues		146,036
Income		46,598
Aws Entities [Member]
Business acquisition financial information
Revenues	7,508,928
Income	$ 1,418,796